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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07324

Gardner Lewis Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System, 155 Federal Street, Suite 700 Boston, MA 02110
(Name and address of agent for service)

With a copy to:

Patricia M. Plavko	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31, 2015

Date of reporting period:	April 30, 2015

Item 1.	Reports to Stockholders.

The Chesapeake Core Growth Fund Semi-Annual Report April 30, 2015 (Unaudited)
Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Core Growth Fund

The Chesapeake Core Growth Fund vs S&P 500® Total Return Index
Sector Diversification
 April 30, 2015 (Unaudited)

Top Ten Equity Holdings
 April 30, 2015 (Unaudited)

Security Description	% of Net Assets
Apple, Inc.	7.2%
Humana, Inc.	5.4%
EOG Resources, Inc.	5.0%
salesforce.com, inc.	4.5%
Citigroup, Inc.	4.2%
Bank of America Corp.	3.9%
Amazon.com, Inc.	3.9%
MasterCard, Inc. - Class A	3.8%
Facebook, Inc. - Class A	3.7%
Google, Inc. - Class C	3.7%

The Chesapeake Core Growth Fund Schedule of Investments April 30, 2015 (Unaudited)

Common Stocks — 93.3%	Shares	Value
Consumer Discretionary — 24.5%
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	6,540	$324,253

Internet & Catalog Retail — 3.9%
Amazon.com, Inc. *	2,491	1,050,654

Media — 13.9%
Liberty Broadband Corp. - Class A *	2,330	126,379
Liberty Broadband Corp. - Class C *	3,017	163,703
Liberty Global plc - Class A *	17,815	928,874
Liberty Media Corp. - Class A *	10,930	419,493
Liberty Media Corp. - Class C *	12,070	458,057
Scripps Networks Interactive, Inc. - Class A	5,719	399,529
Time Warner, Inc.	6,761	570,696
Walt Disney Co. (The)	6,448	701,027
		3,767,758
Specialty Retail — 3.8%
Restoration Hardware Holdings, Inc. *	6,496	559,760
TJX Cos., Inc. (The)	7,424	479,145
		1,038,905
Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	15,210	472,727

Consumer Staples — 2.6%
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	4,920	703,806

Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
EOG Resources, Inc.	13,806	1,366,104
Pioneer Natural Resources Co.	1,830	316,187
		1,682,291
Financials — 13.4%
Diversified Financial Services — 11.9%
Bank of America Corp.	65,995	1,051,300
Citigroup, Inc.	21,394	1,140,728
MasterCard, Inc. - Class A	11,495	1,036,964
		3,228,992
Insurance — 1.5%
American International Group, Inc.	7,150	402,474

2

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks — 93.3% (Continued)	Shares	Value
Health Care — 7.6%
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. *	3,593	$608,043

Health Care Providers & Services — 5.4%
Humana, Inc.	8,800	1,457,280

Industrials — 6.3%
Aerospace & Defense — 3.0%
Boeing Co. (The)	5,611	804,281

Airlines — 1.3%
Ryanair Holdings plc - ADR	5,543	359,463

Industrial Conglomerates — 1.0%
General Electric Co.	10,226	276,920

Road & Rail — 1.0%
Old Dominion Freight Line, Inc. *	3,660	260,336

Information Technology — 30.8%
Communications Equipment — 1.8%
Cisco Systems, Inc.	16,825	485,065

Internet Software & Services — 12.4%
Alibaba Group Holding Ltd. - ADR *	1,615	131,283
Facebook, Inc. - Class A *	12,865	1,013,376
Google, Inc. - Class C *	1,883	1,011,895
LendingClub Corp. *	25,370	442,707
LinkedIn Corp. - Class A *	2,553	643,688
Yahoo!, Inc. *	3,055	130,036
		3,372,985
Software — 9.4%
Oracle Corp.	6,945	302,941
salesforce.com, inc. *	16,825	1,225,197
Splunk, Inc. *	6,905	458,112
Workday, Inc. - Class A *	6,120	558,205
		2,544,455
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	15,685	1,962,977

Materials — 1.9%
Chemicals — 1.9%
Monsanto Co.	4,586	522,621

Total Common Stocks (Cost $17,592,055)		$25,326,286

3

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Money Market Funds — 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	842,067	$842,067
Fidelity Institutional Money Market Portfolio - Class I, 0.09% (a)	842,066	842,066
Total Money Market Funds (Cost $1,684,133)		$1,684,133

Total Investments at Value — 99.5% (Cost $19,276,188)		$27,010,419

Other Assets in Excess of Liabilities — 0.5%		123,438

Total Net Assets — 100.0%		$27,133,857

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to financial statements.

4

The Chesapeake Core Growth Fund
Statement of Assets and Liabilities
April 30, 2015 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$19,276,188
At value (Note 2)	$27,010,419
Cash	2,312
Dividends receivable	3,874
Receivable for investment securities sold	261,532
Other assets	10,872
TOTAL ASSETS	27,289,009

LIABILITIES
Payable for investment securities purchased	57,449
Payable for capital shares redeemed	51,352
Payable to Advisor (Note 5)	22,520
Accrued compliance service fees (Note 5)	3,270
Accrued distribution and service plan fees (Note 5)	2,964
Payable to administrator (Note 5)	4,500
Accrued Trustees’ fees (Note 4)	3,333
Other accrued expenses	9,764
TOTAL LIABILITIES	155,152

NET ASSETS	$27,133,857

Net assets consist of:
Paid-in capital	$168,741,597
Accumulated net investment loss	(403,959)
Accumulated net realized losses from security transactions	(148,938,012)
Net unrealized appreciation on investments	7,734,231
NET ASSETS	$27,133,857

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,112,943

Net asset value, offering price and redemption price per share (Note 2)	$24.38

See accompanying notes to financial statements.

5

The Chesapeake Core Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$134,303

EXPENSES
Investment advisory fees (Note 5)	135,333
Administration fees (Note 5)	27,000
Compliance service fees (Note 5)	19,568
Distribution and service plan fees (Note 5)	17,689
Professional fees	13,645
Registration and filing fees	10,851
Trustees’ fees (Note 4)	7,400
Shareholder account maintenance fees	7,235
Custodian and bank service fees	4,088
Postage and supplies	4,037
Reports to shareholders	3,708
Insurance expense	2,989
Other expenses	3,509
TOTAL EXPENSES	257,052

NET INVESTMENT LOSS	(122,749)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	2,061,132
Net change in unrealized appreciation/(depreciation) on investments	(706,141)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,354,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,232,242

See accompanying notes to financial statements.

6

The Chesapeake Core Growth Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
FROM OPERATIONS
Net investment loss	$(122,749)	$(312,129)
Net realized gains from security transactions	2,061,132	3,420,945
Net change in unrealized appreciation/(depreciation) on investments	(706,141)	772,343
Net increase in net assets resulting from operations	1,232,242	3,881,159

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	146,931	1,093,410
Payments for shares redeemed	(2,020,323)	(3,638,431)
Net decrease in net assets from capital share transactions	(1,873,392)	(2,545,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(641,150)	1,336,138

NET ASSETS
Beginning of period	27,775,007	26,438,869
End of period	$27,133,857	$27,775,007

ACCUMULATED NET INVESTMENT LOSS	$(403,959)	$(281,210)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	6,268	50,915
Shares redeemed	(85,064)	(167,660)
Net decrease in shares outstanding	(78,796)	(116,745)
Shares outstanding, beginning of period	1,191,739	1,308,484
Shares outstanding, end of period	1,112,943	1,191,739

See accompanying notes to financial statements.

7

The Chesapeake Core Growth Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2015		Years Ended October 31,
	(Unaudited)		2014	2013	2012		2011		2010
Net asset value at beginning of period	$23.31		$20.21	$15.67	$14.23		$14.37		$12.69

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.28)	(0.21)	(0.22)		(0.23)		(0.10)
Net realized and unrealized gains on investments	1.20		3.38	4.75	1.66		0.09		1.78
Total from investment operations	1.07		3.10	4.54	1.44		(0.14)		1.68

Net asset value at end of period	$24.38		$23.31	$20.21	$15.67		$14.23		$14.37

Total return (a)	4.59	%(b)	15.34%	28.97%	10.12%		(0.97%)		13.24%

Net assets at end of period (000’s)	$27,134		$27,775	$26,439	$26,651		$87,477		$309,639

Ratio of total expenses to average net assets	1.90	%(c)	1.94%	2.02%	1.87	%(d)	1.58	%(d)	1.52	%(d)

Ratio of net expenses to average net assets (Note 5)	1.90	%(c)	1.94%	2.02%	1.67%		1.39%		1.38%

Ratio of net investment loss to average net assets	(0.91	%)(c)	(1.15%)	(1.04%)	(0.86%)		(0.64%)		(0.64%)

Portfolio turnover rate	34	%(b)	49%	48%	35%		74%		70%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

(d)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any (Note 5).

See accompanying notes to financial statements.

8

The Chesapeake Core Growth Fund
Notes to Financial Statements
April 30, 2015 (Unaudited)

1. Organization

The Chesapeake Core Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 29, 1997.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

9

The Chesapeake Core Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,326,286	$—	$—	$25,326,286
Money Market Funds	1,684,133	—	—	1,684,133
Total	$27,010,419	$—	$—	$27,010,419

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.
10

The Chesapeake Core Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders – Dividends arising from net investment income and net realized capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2015 and October 31, 2014.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2015:

Cost of portfolio investments	$19,787,084
Gross unrealized appreciation	$7,484,814
Gross unrealized depreciation	(261,479)
Net unrealized appreciation	7,223,335
Accumulated ordinary loss	(403,959)
Capital loss carryforwards	(150,470,184)
Other gains	2,043,068
Accumulated defecit	$(141,607,740)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.
11

The Chesapeake Core Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

As of April 30, 2015, the Fund had the following short-term capital loss carryforwards for federal income tax purposes:

Amount	Expires October 31,
$123,462,935	2017
27,007,249	2018
$150,470,184

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses realized after October 31, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryovers may expire without being utilized.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (October 31, 2011 through October 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,751,503 and $10,344,275, respectively.

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.
12

The Chesapeake Core Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

OTHER SERVICE PROVIDERS
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, each Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2015, the Fund incurred $17,689 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives annual compensation from the Trust and the Advisor for such services, of which the Fund pays its proportionate share pursuant to the Rule 12b-1 Plan discussed above.
13

The Chesapeake Core Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2015, the Fund had 30.8% of the value of its net assets invested in stocks within the Information Technology sector.

7. Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
14

The Chesapeake Core Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2014) and held until the end of the period (April 30, 2015).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
15

The Chesapeake Core Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,045.90	$9.64
Based on Hypothetical 5% Return	$1,000.00	$1,015.37	$9.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.
16

Rev. December 2010 Privacy Notice
FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪  Social Security number
▪  Assets
▪  Retirement Assets
▪  Transaction History
▪  Checking Account Information
▪  Purchase History
▪  Account Balances
▪  Account Transactions
▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

17

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪       Open an account
▪        Provide account information
▪       Give us your contact information
▪       Make deposits or withdrawals from your account
▪       Make a wire transfer
▪       Tell us where to send the money
▪       Tell us who receives the money
▪       Show your government-issued ID
▪       Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪       Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪       Affiliates from using your information to market to you
▪       Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪       Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment
     Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

18

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The Chesapeake Core Growth Fund
is a series of
 Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Core Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

The Chesapeake Growth Fund Semi-Annual Report April 30, 2015 (Unaudited)
Investment Advisor	Administrator
Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Growth Fund Portfolio Information

The Chesapeake Growth Fund vs S&P 500® Total Return Index
Sector Diversification (% of Net Assets)
 April 30, 2015 (Unaudited)

Top 10 Equity Holdings
April 30, 2015
(Unaudited)

Security Description	% of Net Assets
Humana, Inc.	5.8%
Apple, Inc.	4.8%
salesforce.com, inc.	4.0%
Amazon.com, Inc.	3.9%
MasterCard, Inc. - Class A	3.8%
Facebook, Inc. - Class A	3.7%
Citigroup, Inc.	3.3%
Bank of America Corp.	3.3%
Google, Inc. - Class C	3.1%
EOG Resources, Inc.	2.8%

The Chesapeake Growth Fund
Schedule of Investments
April 30, 2015 (Unaudited)

Common Stocks - 93.9%	Shares	Value
Consumer Discretionary - 23.9%
Automobiles - 0.7%
Tesla Motors, Inc. *	378	$85,447

Hotels, Restaurants & Leisure - 2.0%
Fiesta Restaurant Group, Inc. *	2,180	110,199
Zoe's Kitchen, Inc. *	3,860	118,232
		228,431
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. *	1,080	455,522

Media - 11.0%
Liberty Broadband Corp. - Class A *	1,011	54,837
Liberty Broadband Corp. - Class C *	1,269	68,856
Liberty Global plc - Class A *	3,125	162,937
Liberty Media Corp. - Class A *	4,644	178,237
Liberty Media Corp. - Class C *	4,718	179,048
Scripps Networks Interactive, Inc. - Class A	1,710	119,460
Time Warner, Inc.	2,880	243,101
Walt Disney Co. (The)	2,610	283,759
		1,290,235
Specialty Retail - 3.7%
Restoration Hardware Holdings, Inc. *	2,783	239,811
TJX Cos., Inc. (The)	2,923	188,651
		428,462
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc.	5,980	185,859
lululemon athletica, inc. *	1,885	119,961
		305,820
Consumer Staples - 2.6%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,125	303,981

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
EOG Resources, Inc.	3,292	325,743
Pioneer Natural Resources Co.	1,525	263,490
		589,233

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.9% (Continued)	Shares	Value
Financials - 12.6%
Banks - 2.2%
SVB Financial Group *	1,945	$258,218

Diversified Financial Services - 10.4%
Bank of America Corp.	24,235	386,063
Citigroup, Inc.	7,269	387,583
MasterCard, Inc. - Class A	4,965	447,893
		1,221,539
Health Care - 8.8%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. *	1,551	262,476

Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. *	1,518	89,319

Health Care Providers & Services - 5.8%
Humana, Inc.	4,115	681,444

Industrials - 8.3%
Aerospace & Defense - 2.8%
Boeing Co. (The)	2,245	321,798

Airlines - 1.3%
Ryanair Holdings plc - ADR	2,404	155,900

Industrial Conglomerates - 1.0%
General Electric Co.	4,417	119,612

Machinery - 2.2%
Middleby Corp. *	2,518	255,174

Road & Rail - 1.0%
Old Dominion Freight Line, Inc. *	1,630	115,942

Information Technology - 30.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	7,295	210,315

Internet Software & Services - 12.5%
Alibaba Group Holding Ltd. - ADR *	700	56,903

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.9% (Continued)	Shares	Value
Information Technology - 30.4% (Continued)
Internet Software & Services - 12.5% (Continued)
Facebook, Inc. - Class A *	5,445	$428,903
Google, Inc. - Class C *	674	362,084
LendingClub Corp. *	10,860	189,507
LinkedIn Corp. - Class A *	928	233,977
Twitter, Inc. *	1,381	53,804
Yahoo!, Inc. *	1,330	56,611
Youku Tudou, Inc. - ADR *	4,225	79,007
		1,460,796
Semiconductors & Semiconductor Equipment - 2.3%
Mellanox Technologies Ltd. *	5,772	268,340

Software - 9.0%
Oracle Corp.	3,000	130,860
salesforce.com, inc. *	6,400	466,048
Splunk, Inc. *	3,255	215,953
Workday, Inc. - Class A *	2,640	240,795
		1,053,656
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	4,521	565,803

Materials - 2.3%
Chemicals - 2.3%
Ashland, Inc.	465	58,757
Monsanto Co.	1,901	216,638
		275,395

Total Common Stocks (Cost $7,972,142)		$11,002,858

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 5.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	325,277	$325,277
Fidelity Institutional Money Market Portfolio - Class I, 0.09% (a)	325,278	325,278
Total Money Market Funds (Cost $650,555)		$650,555

Total Investments at Value - 99.5% (Cost $8,622,697)		$11,653,413

Other Assets in Excess of Liabilities - 0.5%		58,574

Total Net Assets - 100.0%		$11,711,987

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2015 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$8,622,697
At value (Note 2)	$11,653,413
Cash	551
Dividends receivable	1,674
Receivable for investment securities sold	115,463
Other assets	9,129
TOTAL ASSETS	11,780,230

LIABILITIES
Payable for investment securities purchased	43,311
Payable to Advisor (Note 5)	4,938
Payable to administrator (Note 5)	4,500
Accrued Trustees' fees (Note 4)	3,333
Accrued compliance service fees (Note 5)	1,730
Accrued distribution and service plan fees, Investor shares (Note 5)	730
Other accrued expenses	9,701
TOTAL LIABILITIES	68,243

NET ASSETS	$11,711,987

Net assets consist of:
Paid-in capital	$8,131,786
Accumulated net investment loss	(197,618)
Accumulated net realized gains from security transactions	747,103
Net unrealized appreciation on investments	3,030,716
NET ASSETS	$11,711,987

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,597,381
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	513,900
Net asset value, offering price and redemption price per share (Note 2)	$18.68

PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$2,114,606
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	127,015
Net asset value, offering price and redemption price per share (Note 2)	$16.65

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$53,300

EXPENSES
Investment advisory fees (Note 5)	59,009
Administration fees (Note 5)	27,000
Professional fees	16,145
Compliance service fees (Note 5)	10,432
Trustees' fees (Note 4)	7,400
Custodian and bank service fees	3,600
Postage and supplies	3,520
Registration and filing fees	2,595
Insurance expense	1,606
Reports to shareholders	1,440
Distribution and service plan fees, Investor shares (Note 5)	1,104
Shareholder account maintenance fees, Institutional shares	378
Shareholder account maintenance fees, Investor shares	51
Other expenses	11,017
TOTAL EXPENSES	145,297
Fee reductions by Advisor (Note 5)	(14,550)
NET EXPENSES	130,747

NET INVESTMENT LOSS	(77,447)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	822,089
Net change in unrealized appreciation/(depreciation) on investments	(270,178)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	551,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,464

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	April 30, 2015	October 31,
	(Unaudited)	2014
FROM OPERATIONS
Net investment loss	$(77,447)	$(159,007)
Net realized gains from security transactions	822,089	1,632,058
Net change in unrealized appreciation/(depreciation) on investments	(270,178)	(187,193)
Net increase in net assets resulting from operations	474,464	1,285,858

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments, Institutional Class	(1,179,896)	(852,436)
From net realized gains on investments, Investor Class	(303,729)	(247,394)
Decrease in net assets from distributions to shareholders	(1,483,625)	(1,099,830)

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	11,181	1,215,251
Net asset value of shares issued in reinvestment of distributions	1,149,094	825,373
Payments for shares redeemed	(620,209)	(407,373)
Net increase in net assets from Institutional shares capital share transactions	540,066	1,633,251

INVESTOR SHARES
Proceeds from shares sold	5,000	30,572
Net asset value of shares issued in reinvestment of distributions	294,102	238,936
Payments for shares redeemed	(288,861)	(157,312)
Net increase in net assets from Investor shares capital share transactions	10,241	112,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	(458,854)	1,931,475

NET ASSETS
Beginning of period	12,170,841	10,239,366
End of period	$11,711,987	$12,170,841

ACCUMULATED NET INVESTMENT LOSS	$(197,618)	$(120,171)

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
Shares sold	606	62,366
Shares issued in reinvestment of distributions to shareholders	63,981	44,567
Shares redeemed	(34,248)	(20,892)
Net increase in shares outstanding	30,339	86,041
Shares outstanding, beginning of period	483,561	397,520
Shares outstanding, end of period	513,900	483,561

INVESTOR SHARES
Shares sold	324	1,785
Shares issued in reinvestment of distributions to shareholders	18,370	14,239
Shares redeemed	(17,423)	(8,903)
Net increase in shares outstanding	1,271	7,121
Shares outstanding, beginning of period	125,744	118,623
Shares outstanding, end of period	127,015	125,744

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Institutional Shares
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended
	April 30, 2015		Years Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value at beginning of period	$20.37		$20.23	$14.96	$13.53	$13.76	$11.32

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.22)	(0.22)	(0.17)	(0.13)	(0.19)
Net realized and unrealized gains (losses)
on investments	0.87		2.50	5.49	1.60	(0.10)	2.63
Total from investment operations	0.75		2.28	5.27	1.43	(0.23)	2.44

Less distributions:
From net realized gains on investments	(2.44)		(2.14)	-	-	-	-

Net asset value at end of period	$18.68		$20.37	$20.23	$14.96	$13.53	$13.76

Total return (a)	4.16	%(b)	12.35%	35.23%	10.57%	(1.67%)	21.55%

Net assets at end of period (000's)	$9,597		$9,853	$8,040	$8,643	$9,329	$9,704

Ratio of total expenses to average net assets (c)	2.39	%(d)	2.47%	2.86%	2.58%	2.27%	2.47%

Ratio of net expenses to average net
assets (Note 5)	2.20	%(d)	2.03%	1.86%	1.58%	1.25%	1.77%

Ratio of net investment loss to average net assets	(1.30	%)(d)	(1.36%)	(1.12%)	(1.08%)	(0.89%)	(1.44%)

Portfolio turnover rate	40	%(b)	64%	54%	60%	64%	83%

(a)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any (Note 5).

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Investor Shares
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended
	April 30, 2015		Years Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value at beginning of period	$18.44		$18.54	$13.79	$12.54	$12.82	$10.58

Income (loss) from investment operations:
Net investment loss	(0.11)		(0.26)	(0.29)	(0.25)	(0.20)	(0.22)
Net realized and unrealized gains (losses)
on investments	0.76		2.30	5.04	1.50	(0.08)	2.46
Total from investment operations	0.65		2.04	4.75	1.25	(0.28)	2.24

Less distributions:
From net realized gains on investments	(2.44)		(2.14)	-	-	-	-

Net asset value at end of period	$16.65		$18.44	$18.54	$13.79	$12.54	$12.82

Total return (a)	4.05	%(b)	12.17%	34.45%	9.97%	(2.18%)	21.17%

Net assets at end of period (000's)	$2,115		$2,318	$2,200	$2,016	$2,668	$2,939

Ratio of total expenses to average net assets (c)	2.78	%(d)	2.93%	3.40%	3.14%	2.80%	2.76%

Ratio of net expenses to average net
assets (Note 5)	2.30	%(d)	2.28%	2.40%	2.14%	1.79%	2.06%

Ratio of net investment loss to average net assets	(1.39	%)(d)	(1.61%)	(1.66%)	(1.64%)	(1.42%)	(1.73%)

Portfolio turnover rate	40	%(b)	64%	54%	60%	64%	83%

(a)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any (Note 5).

(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2015 (Unaudited)

1.	Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report. The Fund commenced operations on April 6, 1994.

The Fund’s two classes of shares, Institutional shares and Investor shares, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional shares are sold without any sales loads or distribution fees and require a $250,000 initial investment, whereas Investor shares are sold without any sales loads, but are subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor shares and require a $2,500 initial investment.

The investment objective of the Fund is to seek capital appreciation.

2.	Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,002,858	$—	$—	$11,002,858
Money Market Funds	650,555	—	—	650,555
Total	$11,653,413	$—	$—	$11,653,413

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends arising from net investment income and net realized capital gains,  if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of the Fund during the periods ended April 30, 2015 and October 31, 2014 was long-term capital gains.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are generally allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2015:

Cost of portfolio investments	$8,694,499
Gross unrealized appreciation	$3,119,922
Gross unrealized depreciation	(161,008)
Net unrealized appreciation	2,958,914
Accumulated ordinary loss	(197,618)
Other gains	818,905
Accumulated earnings	$3,580,201

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended October 31, 2011 through October 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended April 30, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,604,842 and $5,624,215, respectively.

4.	Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of travel and other expenses incurred in attending meetings.

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Pursuant to an Expense Limitation Agreement, the Advisor has contractually agreed to reduce its investment advisory fees and to reimburse other Fund expenses, if necessary, until February 29, 2016, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) expenditures which are capitalized in accordance with GAAP, (v) extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the Agreement are limited to 2.19% of average net assets. Accordingly, during the six months ended April 30, 2015, the Advisor reduced its investment advisory fees by $14,550.

Pursuant to the Expense Limitation Agreement, the Advisor may be entitled to recoupment of any fee reductions and other expenses assumed and paid by the Advisor during any of the three previous years, less any reimbursements previously paid pursuant to such Agreement, provided the Fund’s overall expenses do not exceed 2.19% of average daily net assets. This limitation also excludes the effect of expense offset and directed brokerage arrangements, as well as expenses of investments in other investment companies. During the six months ended April 30, 2015, the Advisor did not recoup from the Fund any previous investment advisory fee reductions or expense reimbursements. As of April 30, 2015, the amount of fee reductions and expense reimbursements available for recoupment by the Advisor totaled $219,210.

As of April 30, 2015, the Advisor may recoup these fee reductions and expense reimbursements no later than the dates as stated below:

October 31, 2015	$53,575
October 31, 2016	97,086
October 31, 2017	53,999
April 30, 2018	14,550
$219,210

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

OTHER SERVICE PROVIDERS
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan for Investor shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which Investor shares may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Investor shares. During the six months ended April 30, 2015, Investor shares incurred $1,104 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD receives annual compensation from the Trust and the Advisor for such services, of which the Investor shares of the Fund pay their proportionate share pursuant to the Rule 12b-1 Plan discussed above.

6.	Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2015, the Fund had 30.4% of the value of its net assets invested in stocks within the Information Technology sector.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2014) and held until the end of the period (April 30, 2015).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional shares
	Beginning Account Value Nov. 1, 2014	Ending Account Value Apr. 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,041.60	$11.14
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.88	$10.99

*
Expenses are equal to Institutional shares’ annualized expense ratio of 2.20% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investor shares
	Beginning Account Value Nov. 1, 2014	Ending Account Value Apr. 30, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,040.50	$11.64
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.39	$11.48

*
Expenses are equal to Investor shares’ annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Chesapeake Growth Fund
Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

Rev. December 2010 Privacy Notice
FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
▪  Social Security number
▪  Assets
▪  Retirement Assets
▪  Transaction History
▪  Checking Account Information
▪  Purchase History
▪  Account Balances
▪  Account Transactions
▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪       Open an account
▪        Provide account information
▪       Give us your contact information
▪       Make deposits or withdrawals from your account
▪       Make a wire transfer
▪       Tell us where to send the money
▪       Tell us who receives the money
▪       Show your government-issued ID
▪       Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪       Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪       Affiliates from using your information to market to you
▪       Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪       Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment
     Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

The Chesapeake Growth Fund
is a series of
 Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:

1-800-430-3863

World Wide Web @:

www.chesapeakefunds.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gardner Lewis Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)
Date	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 29, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	June 29, 2015

* Print the name and title of each signing officer under his or her signature.